Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables
	Year ended December 31, 2023
$000	2024	2023
Security deposits receivable	53	121
Prepayments	92	102
Taxation receivable	32	3,793
	177	4,016